Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions

5. Related Party Transactions

The related party transactions with Sunoco and its affiliates are described below.

Advances from/to Affiliate

Sunoco, Inc. (R&M), a wholly owned subsidiary of Sunoco, served as a lender and borrower of funds and a clearinghouse for the settlement of receivables and payables for the Company and Sunoco and its affiliates. Amounts due to Sunoco, Inc. (R&M) for the settlement of payables, which included advances to fund capital expenditures, amounted to $864.3 million at December 31, 2010. Interest on such advances is based on short-term money market rates. The weighted-average annual interest rates used to determine interest expense for these amounts due were 1.4 percent for the first nine months of 2011 and 2010. As described in Note 9, on July 26, 2011, proceeds from debt issuances were used to repay $575 million of the advances from affiliate, and the remaining balance was treated as a contribution from Sunoco and capitalized to net parent investment.

Indiana Harbor had a $30.0 million revolving credit agreement with Sunoco, Inc. (R&M) (the "Indiana Harbor Revolver"), which was terminated in conjunction with the Separation. Borrowings amounted to $24.2 million at December 31, 2010. The interest rates for advances under the Indiana Harbor Revolver were based on the one-month London Inter-Bank Offered Rate, as quoted by Bloomberg, L.P., plus 1 percent (1.26 percent at December 31, 2010).

Interest income on advances to affiliate generated by the investment of idle funds under the clearinghouse activities described above is included in interest income—affiliate in the combined and consolidated statements of income and totaled $0.5 million and $1.4 million for the first nine months of 2011 and 2010, respectively. Interest paid to affiliates under the above borrowing arrangements is classified as interest cost—affiliate in the combined and consolidated statements of income and totaled $3.6 million and $4.4 million for the first nine months of 2011 and 2010, respectively.

Receivables/Payable from/to Affiliate

During 2002, in connection with an investment in the partnership by a third-party investor, Indiana Harbor loaned $200.0 million of excess cash to The Claymont Investment Company ("Claymont"), a then wholly owned subsidiary of Sunoco. The loan was evidenced by a note with an interest rate of 7.44 percent per annum. Interest income related to the note, which was paid quarterly, is included in interest income—affiliate in the combined and consolidated statements of income and amounted to $8.0 million and $11.1 million for the first nine months of 2011 and 2010, respectively.

In 2000, in connection with an investment in the partnership by a third-party investor, Jewell loaned $89.0 million of excess cash to Claymont. The loan was evidenced by a note with an interest rate of 8.24 percent per annum. Interest income related to the note, which was paid annually, is included in interest income—affiliate in the combined and consolidated statements of income and amounted to $4.0 million and $5.5 million for the first nine months of 2011 and 2010, respectively.

In connection with the Separation, Sunoco contributed Claymont to SunCoke Energy primarily to transfer certain intercompany receivables from and intercompany payables to SunCoke Energy, including the notes payable to Indiana Harbor and Jewell. Accordingly, these notes receivable are now receivables and payables of SunCoke Energy's subsidiaries and the balances and related interest income are now eliminated in consolidation.

The Company had a non-interest bearing payable to affiliate totaling $55.8 million at December 31, 2010. This intercompany balance represented the difference between the taxes allocated to the Company by Sunoco under a tax-sharing arrangement and the taxes recognized by the Company on a separate-return basis as reflected in the combined financial statements. In connection with the Separation, the payable to affiliate at the Separation Date was capitalized to net parent investment as discussed in the Net Parent Investment/SunCoke Energy, Inc. Stockholders' Equity section below.

Sales to Affiliate

The flue gas produced during the Haverhill cokemaking process is being utilized to generate low-pressure steam, which is being sold to the adjacent chemical manufacturing complex owned and operated by Sunoco's Chemicals business. In the third quarter of 2011, Sunoco entered into an agreement to sell this facility to Goradia Capital LLC ("Goradia"). Under this agreement, Goradia would assume Sunoco's obligations under the agreement. Such steam sales totaled $7.0 million and $6.8 million for the first nine months of 2011 and 2010, respectively.

Allocated Expenses

Prior to the Separation, amounts were allocated from subsidiaries of Sunoco for employee benefit costs of certain executives of the Company as well as for the cost associated with the participation of such executives in Sunoco's principal management incentive plans. The employee benefit costs were allocated as a percentage of the executives' actual pay, while the incentive plan costs represented the actual costs associated to the executives. Indirect corporate overhead attributable to the operations of the Company was also allocated from Sunoco. These overhead expenses incurred by Sunoco include costs of centralized corporate functions such as legal, accounting, tax, treasury, engineering, information technology, insurance and other corporate services. The allocation methods for these costs include estimates of the costs and level of support attributable to SunCoke for legal, accounting, tax, treasury, and engineering, usage and headcount for information technology and prior years' claims information and historical cost of insured assets for insurance.

Concurrent with the Separation, SunCoke Energy entered into a transition services agreement with Sunoco. Under this agreement, Sunoco provides certain services, the use of facilities and other assistance on a transitional basis to SunCoke Energy for fees which approximate Sunoco's cost of providing these services (Note 2).

The above allocations and transition services fee are included in cost of products sold and operating expenses and selling, general and administrative expenses in the combined and consolidated statements of income and totaled $5.8 million and $5.2 million for the first nine months of 2011 and 2010, respectively.

Net Parent Investment/SunCoke Energy, Inc. Stockholders' Equity

Prior to the contribution of the cokemaking and coal mining operations to SunCoke Energy, the net parent investment represented Sunoco's equity investment in the Company and reflected capital contributions and returns of capital, net income attributable to Sunoco's ownership and accumulated other comprehensive income (loss), which was all attributable to Sunoco's ownership.

In connection with the Separation, Sunoco made a capital contribution to SunCoke Energy under the terms of the Separation and Distribution Agreement which eliminated certain assets and obligations of SunCoke Energy previously reflected in its combined balance sheet. The following summarizes the impact on SunCoke Energy's combined balance sheet:

Increase (decrease) in capital contribution (dollars in thousands):

Interest receivable from affiliate	$4,732
Notes receivable from affiliate	289,000
Advances from affiliate	(487,323)
Payable to affiliate	(61,092)
Deferred income taxes (Note 6)	98,141

Net capital contribution from Sunoco	$156,542

In connection with the contribution of assets for shares of SunCoke Energy common stock, the appropriate components of the total net parent investment were capitalized to stockholders' equity.

During the third quarter of 2010, certain entities which are part of the Company made noncash distributions comprised of $535.5 million of amounts receivable from Sunoco, Inc. (R&M) as a distribution of prior years' earnings of such subsidiaries to Sunoco. The receivables, which had been offset against amounts due to Sunoco, Inc. (R&M) in the combined balance sheet, were established by prior cash deposits to Sunoco, Inc. (R&M) resulting primarily from the subsidiaries' earnings. This transaction was treated as a noncash increase in advances from affiliate and a decrease in net parent investment. Accordingly, it is not reflected in the combined statement of cash flows for the nine months ended September 30, 2010.

Guarantees and Indemnifications

For a discussion of certain guarantees that Sunoco, Inc. is providing to the current and former third-party investors of the Indiana Harbor cokemaking operations and the former third-party investors of the Jewell cokemaking facility on behalf of the Company, see Note 10.

Agreements Entered Into in Connection with the Separation and the IPO

See Note 2 for a discussion of certain agreements SunCoke Energy entered into with Sunoco in connection with the Separation and the IPO.

2. Related Party Transactions

The related party transactions with Sunoco and its affiliates are as follows:

Advances from/to Affiliate

Sunoco, Inc. (R&M), a wholly owned subsidiary of Sunoco, serves as a lender and borrower of funds and a clearinghouse for the settlement of receivables and payables for the Company and Sunoco and its affiliates. Amounts due to Sunoco, Inc. (R&M) for the settlement of payables which include advances to fund capital expenditures amounted to $864.3 and $396.1 million at December 31, 2010 and 2009, respectively. Interest on such advances is based on short-term money market rates. The weighted-average interest rates used to determine interest expense for these amounts due were 1.6, 1.6 and 4.1 percent at December 31, 2010, 2009, and 2008, respectively.

Jewell has a $10.0 million revolving credit agreement with Sunoco, Inc. (R&M) (the "Jewell Revolver"), which expires on March 1, 2012. Borrowings under the Jewell Revolver bear interest at a rate based on the ninety-day commercial paper rate as reported in the Wall Street Journal plus 0.5 percent. There were no borrowings under the Jewell Revolver at December 31, 2010 or 2009.

Jewell is also a party to an agreement with Sunoco, Inc. (R&M) under which Sunoco, Inc. (R&M) finances any deficits of the Jewell cokemaking operations in excess of $10.0 million (the "Deficit Funding Agreement"). The agreement will expire on June 30, 2015. Borrowings under the Deficit Funding Agreement bear interest at a rate equal to the prime rate plus 1 percent. There were no borrowings under the Deficit Funding Agreement at December 31, 2010 or 2009.

Indiana Harbor has a revolving credit agreement with Sunoco, Inc. (R&M) (the "Indiana Harbor Revolver"), which expires on December 31, 2011. The amount available under the agreement through June 30, 2011 is $30.0 million and from July 1, 2011 through December 31, 2011, the amount available is reduced to $20.0 million. Borrowings under the Indiana Harbor Revolver amounted to $24.2 and $13.1 million at December 31, 2010 and 2009, respectively. The interest rates for advances under the Indiana Harbor Revolver were based on the one-month London Inter-Bank Offered Rate, as quoted by Bloomberg, L.P., plus 1 percent (1.26 and 1.23 percent at December 31, 2010 and 2009, respectively).

Interest income on advances to affiliate generated by the investment of idle funds under the clearinghouse activities described above is included in interest income—affiliate in the combined statements of income and totaled $1.5, $1.8, and $5.1 million in 2010, 2009, and 2008, respectively. Interest paid to affiliates under the above borrowing arrangements is classified as interest cost—affiliate in the combined statements of income and totaled $5.4, $5.7, and $11.2 million in 2010, 2009, and 2008, respectively.

Receivables/Payable from/to Affiliate

During 2002, in connection with an investment in the partnership by a third-party investor, Indiana Harbor loaned $200.0 million of excess cash to The Claymont Investment Company ("Claymont"), a wholly owned subsidiary of Sunoco. The loan is evidenced by a note, which is due January 1, 2032 with interest receivable at a rate of 7.44 percent per annum. Interest income related to the note, which is paid quarterly, is included in interest income—affiliate in the combined statements of income and amounted to $14.9 million in 2010, 2009, and 2008.

In 2000, in connection with an investment in the partnership by a third-party investor, Jewell loaned $89.0 million of excess cash to Claymont. The loan is evidenced by a note, which is due December 31, 2020 with interest receivable at a rate of 8.24 percent per annum. Interest income related to the note, which is paid annually, is included in interest income—affiliate in the combined statements of income and amounted to $7.3 million in 2010, 2009, and 2008.

The Company has a non-interest bearing payable to affiliate totaling $55.8 and $25.0 million at December 31, 2010 and 2009. This intercompany balance represents the difference between the taxes allocated to the Company by Sunoco under a tax-sharing arrangement and the taxes recognized by the Company on a separate-return basis as reflected in the combined financial statements. The intercompany balance is settled with Sunoco when the Company realizes the allocated taxes in its current tax provision as computed under the tax-sharing arrangement.

Net Parent Investment

The net parent investment represents Sunoco's equity investment in the Company and reflects capital contributions or returns of capital, net income attributable to Sunoco's ownership and accumulated other comprehensive income (loss) which is all attributable to Sunoco's ownership.

During 2010, certain entities which are part of SunCoke made noncash distributions comprised of $535.5 million of amounts receivable from Sunoco, Inc. (R&M) as a distribution of prior years' earnings of such subsidiaries to Sunoco. The receivables, which had been offset against amounts due to Sunoco, Inc. (R&M) in the combined balance sheet, were established by prior cash deposits to Sunoco, Inc. (R&M) resulting primarily from the subsidiaries' earnings. This transaction was treated as a noncash increase in advances from affiliate and a decrease in net parent investment. Accordingly, it is not reflected in the combined statement of cash flows for the year ended December 31, 2010.

Sales to Affiliate

The flue gas produced during the Haverhill cokemaking process is being utilized to generate low-cost steam, which is being sold to the adjacent chemical manufacturing complex owned and operated by Sunoco's Chemicals business. Such steam sales totaled $9.6, $7.8, and $11.0 million in 2010, 2009, and 2008, respectively.

Allocated Expenses

Amounts were allocated from subsidiaries of Sunoco for employee benefit costs of certain executives of the Company as well as for the cost associated with the participation of such executives in Sunoco's principal management incentive plans. The employee benefit costs were allocated as percentage of the executives' actual pay while the incentive plan costs represented the actual costs associated to the executives. Indirect corporate overhead attributable to the operations of the Company has also been allocated from Sunoco. These overhead expenses incurred by Sunoco include costs of centralized corporate functions such as legal, accounting, treasury, engineering, information technology, insurance and other corporate services. The allocation methods for these costs include: estimates of the cost and level of support attributable to SunCoke for legal, accounting, treasury and engineering; usage and headcount for information technology; and prior years' claims information and historical cost of insured assets for insurance. The above allocations are included in cost of products sold and operating expenses and selling, general and administrative expenses in the combined statements of income and totaled $7.1, $6.3, and $3.7 million in 2010, 2009, and 2008 respectively.

Guarantees and Indemnifications

For a discussion of certain guarantees that Sunoco, Inc. is providing to the current third-party investors of the Indiana Harbor cokemaking operations and the former third-party investors of the Jewell cokemaking facility on behalf of the Company, see Note 10 to the combined financial statements.